Condensed Balance Sheets (Parentheticals) - $ / shares	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Preference shares par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preference shares, shares authorized	5,000,000	5,000,000	5,000,000
Preference shares, shares issued
Preference shares, shares outstanding
Class A Ordinary Shares
Ordinary shares subject to possible redemption, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares subject to possible redemption, redemption value (in Dollars per share)	$ 10.27	$ 10.27	$ 10.17
Ordinary shares subject to possible redemption	2,673,242	9,000,000	9,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000	500,000,000
Ordinary shares, shares issued	554,000	554,000	554,000
Ordinary shares, shares outstanding	554,000	554,000	554,000
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	50,000,000	50,000,000	50,000,000
Ordinary shares, shares issued	2,250,000	2,250,000	2,250,000
Ordinary shares, shares outstanding	2,250,000	2,250,000	2,250,000